Initial Public Offering (Details) - Tortoise Acquisition Corp. II [Member] $ / shares in Units, $ in Millions	1 Months Ended
Sep. 15, 2020 USD ($) $ / shares shares
Initial Public Offering (Details) [Line Items]
Offering costs	$ 19.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Consummated initial public offering shares (in Shares) | shares	34,500,000
Price per share (in Dollars per share) | $ / shares	$ 10.00
Gross proceeds	$ 345.0
Deferred underwriting fees	$ 12.1
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Consummated initial public offering shares (in Shares) | shares	4,500,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.50